Share Purchase Warrants (Details Narrative)	1 Months Ended			12 Months Ended
	May 30, 2019 $ / shares shares	May 15, 2019 $ / shares shares	Apr. 08, 2019 $ / shares shares	Jan. 31, 2023 $ / shares shares	Jan. 31, 2023 USD ($) shares	Jan. 31, 2022 $ / shares shares	Jan. 31, 2021 $ / shares shares
Statement [Line Items]
Date of grant					March 29 and September 27, 2021
Market price per share							$ 0.67
Risk free interest rate					3.97%
Volatility rate					90.00%
Dividend rate					0.00%	0.00%
Expected life					1 year 4 months 10 days	3 years
Granted pursuant to acquisition | shares					252,595
Share purchase warrants issued, shares | shares						438,095	0
Consulting fees and promotion | $					$ 239,002
Exercise price	$ 2.50	$ 3.00	$ 3.50	$ 1.25
Number of share purchase warrants | shares					96,667
Number of warrants outstanding | shares	1,386,800	4,613,200	695,000	30,140,643	30,140,643
Expiry Date	May 29, 2021	May 14, 2021	Mar. 16, 2022
Minimum [Member]
Statement [Line Items]
Market price per share						$ 0.40
Maximum [Member]
Statement [Line Items]
Market price per share						0.295
Exercise price						$ 0.40
Equity-classified warrants [Member] | Minimum [Member]
Statement [Line Items]
Market price per share							$ 0.27
Risk free interest rate					0.24%
Volatility rate					97.00%
Dividend rate					0.00%
Expected life					2 years
Exercise price				$ 0.27
Equity-classified warrants [Member]
Statement [Line Items]
Risk free interest rate					3.87%	0.95%	0.38%
Volatility rate					155.00%	175.00%	188.00%
Dividend rate					0.00%	0.00%	0.00%
Exercise price				0.17		$ 0.63	$ 3.22
Equity-classified warrants [Member] | Maximum [Member]
Statement [Line Items]
Market price per share							$ 1.21
Risk free interest rate					0.53%
Volatility rate					98.00%
Dividend rate					0.00%
Expected life					2 years
Exercise price				$ 1.21